UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Michael E. Cahill, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. Attached hereto.

2

TCW Insight that works for you.™

TCW Strategic Income Fund, Inc.

2012 Semi-Annual Report

TCW Strategic Income Fund, Inc.

2012 Semi-Annual Report

TCW Strategic Income Fund, Inc. The President’s Letter

Dear Shareholder,

We are pleased to present the 2012 semi-annual report of the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company and is listed on the New York Stock Exchange. The Fund’s current distribution policy is to pay at least 7% annually based on the previous year-end net asset value (“NAV”). For the semi-annual period ended June 30, 2012, the Fund’s return on market price was 11.05% versus the custom benchmark return of 5.30%. On a NAV basis, the Fund returned 11.24%, slightly higher than the market price return as the market price to NAV discount increased from 1.8% to 2.3%. Dividends were distributed in both the first and second quarters of 2012 in the amount of $0.0865 per share each quarter.

Fund Performance

	Year-to-Date Return	Annualized Total Return
		1-Year	3-Year	5-Year	Since 3/1/06 (2)	Since 3/5/87
Price Based Performance	11.05%	16.21%	29.55%	15.06%	13.49%	8.45%
NAV Based Performance	11.24%	9.91%	25.19%	13.05%	10.96%	8.82%
Benchmark Performance (1)	5.30%	5.87%	11.68%	5.78%	6.23%	N/A

(1)	Custom Benchmark Index: 15% S&P 500 with Income, 15% Merrill Lynch Convertible Index, 45% Barclays Capital Aggregate Bond Index, 25% Citi High Yield Cash Pay Index. Past performance is no guarantee of future results. Current performance may be lower or higher than that quoted. The market value and net asset value of the Fund’s shares will fluctuate with market conditions.
(2)	The date on which the Fund’s investment objective changed to a multi-asset class fund. Prior to this date, the Fund primarily invested in convertible securities.

TSI is diversified across both equity and fixed income asset classes, with the continued emphasis on residential mortgage-backed securities (“MBS”) representing 70% of the Fund’s net assets. Non-agency MBS, which are issued by private label (non-guaranteed) originators, make up the majority of this position, while the remainder is comprised of agency MBS, which are securitized by Government Sponsored Enterprises (“GSEs”).

The non-agency MBS market outperformed most other asset classes in the first half of 2012, despite volatility in the global environment. The market continues to benefit from shrinking supply as bonds pay down, and a lack of new issuance, while underlying loan fundamentals have been stable to improving, and the prospect of stabilizing home prices bodes well for the sector. Further, although pricing may be bumpy, the cash flows of the actual mortgage collateral are expected to be relatively unaffected by the generally uncorrelated events in Europe. The non-agency market has also seen increasing demand from a broader array of investors, particularly insurance companies, which have recently begun investing in the asset class. This was made possible by regulatory changes that allow them to buy certain non-agency MBS at substantial discounts to par even though those securities are rated below investment grade by the rating agencies. The emergence of a large, knowledgeable, unlevered, long-term investor base is another positive technical factor for the sector.

Agency MBS also performed well during the first half of the year, returning 1.7% and outpacing duration-matched US Treasuries by 43 basis points. The sector currently operates under the conflicting policy risks of (1) potential government action to spur mortgage refinancing and (2) the possibility of significant Fed purchases as part of a QE3 program. As a result, investors do not want to be underweight the asset class which will benefit from Fed buying, but do seek some protection from faster prepayments that may come as a result of refinancing assistance. Consequently, the allocation in this sector has been and

The President’s Letter (Continued)

continues to be focused on seasoned mortgage pools with specific collateral characteristics such as low coupons and low loan balances that should be less sensitive to future prepayments.

Other securitized exposure includes asset-backed securities (“ABS”) and commercial MBS (“CMBS”), both of which rewarded performance as spreads narrowed. An allocation to high quality ABS provided an incremental yield advantage and the Fund favors more off-the-run collateral types such as securitized shipping containers and next generation aircraft which provide better valuations and return profiles. Commercial real estate exposure is focused on the top of the capital structure, in super senior issues with 30%+ credit enhancement and better underlying collateral in new vintage and very seasoned structures.

Corporate bond exposure represents a diversified set of positions including convertible securities, high yield bonds and investment grade opportunities. Current positioning favors financials including large money center banks which are attractive on both a fundamental and relative basis. Despite downgrades in June of large financial institutions by Moody’s, the fundamentals for large U.S. and certain global financial institutions remain strong, making them attractive. Although new regulations may be a drag on earnings growth, they are likely to reduce earnings volatility as well, which is a significant positive for creditors. Bonds issued by real-estate investment trusts (REITs), utilities, and energy related businesses are also utilized. The Fund supplements its corporate bond holdings with taxable municipal bonds, including those issued by the state of Illinois.

The Fund allocation to the equity market was opportunistically reduced in the first half of the year to capture gains in the market. TSI re-introduced exposure to the equity markets over two years ago, and additional allocations are made through dollar-cost averaging at multiple price points. The positioning of the equity exposure is in “value” stocks (with market capitalization typically in excess of $1 billion) supplemented with S&P 500 Index futures contracts. The total equity allocation totaled 11.7% of the Fund’s net assets as of the end of the first half. Leverage is utilized by the Fund through a Line of Credit facility of which $51.0 million was drawn as of June 30, 2012, at a current annual interest rate of 1.34% (total commitment available of $70 million).

The Fund has a credit default swap (CDS) contract outstanding at June 30, 2012. The Fund has made modest and occasional use of such contracts in recent quarters. Written CDS positions have been used to express economically long positions in certain underlying debt issues; purchased CDS can be used to express economically short positions in underlying debt issues.

We greatly appreciate your investment in the Fund and your continuing support of TCW. In the event that you have any additional questions or comments, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-866-227-8179.

Sincerely,

Charles W. Baldiswieler

President and Chief Executive Officer

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2012

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (15.0% of Net Assets)
$1,126,773	Aircastle Pass-Through Trust, (07-1A-G1), (144A), 0.506%, due 06/14/37 (1)(2)	$991,560
625,000	Avalon IV Capital, Ltd., (12-1A-C), (144A), 4.387%, due 04/17/23 (1)(2)	593,090
200,000	Avalon IV Capital, Ltd., (12-1A-SUB), (144A), 0%, due 04/17/23 (2)(3)	187,000
250,000	Axis Equipment Finance Receivables LLC, (12-1I-D), 5.5%, due 11/20/15	213,941
275,000	Axis Equipment Finance Receivables LLC, (12-1I-E1), 6.25%, due 04/20/16	226,260
425,000	Axis Equipment Finance Receivables LLC, (12-1I-E2), 7%, due 03/20/17	320,775
1,058,953	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.542%, due 11/14/33 (1)(2)	868,342
664,579	Bayview Commercial Asset Trust, (04-3-A1), (144A), 0.615%, due 01/25/35 (1)(2)	554,644
466,100	Bayview Commercial Asset Trust, (05-2A-A1), (144A), 0.555%, due 08/25/35 (1)(2)	331,393
2,334,003	Bayview Commercial Asset Trust, (05-4A-A1), (144A), 0.545%, due 01/25/36 (1)(2)	1,633,418
1,000,000	Bayview Commercial Asset Trust, (06-SP1-M1), (144A), 0.695%, due 04/25/36 (1)(2)	696,265
1,183,616	Bayview Commercial Asset Trust, (07-2A-A1), (144A), 0.515%, due 07/25/37 (1)(2)	613,369
2,200,000	Brazos Higher Education Authority, Inc., (10-1-A2), 1.667%, due 02/25/35 (1)	2,134,144
1,580,713	CIT Education Loan Trust, (07-1-A), (144A), 0.558%, due 03/25/42 (1)(2)	1,444,091
322,292	Cronos Containers Program, Ltd., (12-1A-A), (144A), 4.21%, due 05/18/27 (2)	322,326
675,000	EFS Volunteer LLC, (10-1-A2), (144A), 1.316%, due 10/25/35 (1)(2)	631,379
1,141,701	GE Business Loan Trust, (03-2A-A), (144A), 0.619%, due 11/15/31 (1)(2)	1,070,538
363,269	GE Business Loan Trust, (03-2A-B), (144A), 1.242%, due 11/15/31 (1)(2)	285,165
710,242	GE Business Loan Trust, (04-1-A), (144A), 0.539%, due 05/15/32 (1)(2)	657,674
645,675	GE Business Loan Trust, (04-1-B), (144A), 0.949%, due 05/15/32 (1)(2)	511,046
705,569	GE Business Loan Trust, (04-2A-A), (144A), 0.469%, due 12/15/32 (1)(2)	632,830
1,058,332	GE Business Loan Trust, (05-1A-A3), (144A), 0.499%, due 06/15/33 (1)(2)	908,346
685,873	GE Business Loan Trust, (05-1A-C), (144A), 0.942%, due 06/15/33 (1)(2)	503,066
995,447	GE Business Loan Trust, (05-2A-A), (144A), 0.489%, due 11/15/33 (1)(2)	871,546
677,457	GE Business Loan Trust, (05-2A-B), (144A), 0.742%, due 11/15/33 (1)(2)	541,544
183,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.543%, due 04/17/19 (1)(2)	179,845
939,583	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.493%, due 11/17/20 (1)(2)	909,172
792,809	Genesis Funding, Ltd., (06-1A-G1), (144A), 0.483%, due 12/19/32 (1)(2)	694,088
538,026	Goal Capital Funding Trust, (06-1-B), 0.917%, due 08/25/42 (1)	454,964
1,200,000	Highland Loan Funding V, Ltd., (1A-A2A), (144A), 1.146%, due 08/01/14 (1)(2)	1,106,254
937,927	Lease Investment Flight Trust, (1-A1), 0.639%, due 07/15/31 (1)	607,308
1,086,733	Lease Investment Flight Trust, (1-A2), 0.679%, due 07/15/31 (1)	703,660
2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 1.366%, due 10/25/41 (1)	2,137,014
1,750,000	Northstar Education Finance, Inc., (07-1-A3), 0.526%, due 01/29/46 (1)	1,548,376
1,622,985	Peachtree Finance Co. LLC, (144A), (Class A Notes), 4.71%, due 04/15/48 (2)	1,687,905
1,100,000	PMC Aviation LLC, (12-1I-A), 18%, due 04/15/15	1,099,996
1,500,000	Student Loan Consolidation Center, (02-2-B2), (144A), 0%, due 07/01/42 (1)(2)(3)	1,132,500
700,000	Symphony CLO, Ltd., (12-9A-C), (144A), 3.624%, due 04/16/22 (1)(2)	671,159
536,667	TAL Advantage LLC, (06-1A-NOTE), (144A), 0.434%, due 04/20/21 (1)(2)	514,865
541,667	TAL Advantage LLC, (10-2A-A), (144A), 4.3%, due 10/20/25 (2)	547,215
214,583	TAL Advantage LLC, (11-1A-A), (144A), 4.6%, due 01/20/26 (2)	220,617
437,500	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.5%, due 05/15/20 (1)(2)	425,337
787,500	Textainer Marine Containers, Ltd., (11-1A-A), (144A), 4.7%, due 06/15/26 (2)	808,964
684,227	Trinity Rail Leasing LP, (06-1A-A1), (144A), 5.9%, due 05/14/36 (2)	759,307

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (Continued)
$437,143	TRIP Rail Holdings LLC, (11-1-SNR), (144A), 8%, due 07/06/14 (Cost $437,143, Acquired 07/06/11) (2)(4)(5)	$437,141
607,292	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.42%, due 11/26/21 (1)(2)	577,464
341,667	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.39%, due 02/26/19 (1)(2)	331,383
700,000	U.S. Education Loan Trust IV LLC, (06-1A-4), (144A), 0.54%, due 03/01/41 (1)(2)(6)	573,997
2,300,000	U.S. Education Loan Trust LLC, (06-2A-A1), (144A), 0.647%, due 03/01/31 (1)(2)	2,087,165

	Total Asset-Backed Securities (Cost: $37,465,448)	37,959,448

	Collateralized Mortgage Obligations (71.5%)
	Commercial Mortgage-Backed Securities (1.5%)
615,000	Credit Suisse Mortgage Capital Certificates, (06-C5-A3), 5.311%, due 12/15/39	685,194
1,972,403	DBRR Trust, (11-LC2-AC4), (144A), 4.537%, due 07/12/44 (1)(2)	1,951,447
980,000	Greenwich Capital Commercial Funding Corp., (07-GG9-A4), 5.444%, due 03/10/39	1,091,104

	Total Commercial Mortgage-Backed Securities	3,727,745

	Residential Mortgage-Backed Securities—Agency (9.1%)
575,672	Federal Home Loan Mortgage Corp., (1673-SD), 15.642%, due 02/15/24(I/F) (PAC) (1)(8)	750,226
1,243,044	Federal Home Loan Mortgage Corp., (1760-ZD), 1.24%, due 02/15/24 (1)(8)	1,262,211
332,488	Federal Home Loan Mortgage Corp., (2990-JK), 21.009%, due 03/15/35(I/F) (1)	389,396
9,916,419	Federal Home Loan Mortgage Corp., (3122-SG), 5.381%, due 03/15/36 (I/O) (I/F) (TAC) (PAC) (1)(8)	1,330,689
123,320	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O) (3)(8)	123,159
4,519,140	Federal Home Loan Mortgage Corp., (3239-SI), 6.401%, due 11/15/36(I/O) (PAC) (1)(8)	657,551
5,231,496	Federal Home Loan Mortgage Corp., (3323-SA), 5.861%, due 05/15/37(I/O) (I/F) (1)	639,257
2,705,653	Federal Home Loan Mortgage Corp., (3459-JS), 6.001%, due 06/15/38(I/O) (I/F) (1)(8)	348,038
8,083,596	Federal Home Loan Mortgage Corp., (4030-HS), 6.368%, due 04/15/42(I/O) (1)	1,323,010
13,125,351	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F) (1)(8)	483,997
90,967	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O) (3)	88,351
2,794,892	Federal National Mortgage Association, (07-42-SE), 5.865%, due 05/25/37(I/O) (I/F) (1)	367,873
12,166,838	Federal National Mortgage Association, (07-48-SD), 5.855%, due 05/25/37(I/O) (I/F) (1)(8)	1,948,120
2,636,817	Federal National Mortgage Association, (09-69-CS), 6.505%, due 09/25/39(I/O) (I/F) (1)	390,009
4,278,816	Federal National Mortgage Association, (10-112-PI), 6%, due 10/25/40(I/O) (8)	771,415
3,689,511	Federal National Mortgage Association, (10-99-NI), 6%, due 09/25/40(I/O) (8)	639,323
3,935,589	Government National Mortgage Association, (05-45-DK), 21.029%, due 06/16/35 (I/F) (1)(8)	6,041,998
12,066,881	Government National Mortgage Association, (06-35-SA), 6.356%, due 07/20/36(I/O) (I/F) (1)	1,767,610

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities—Agency (Continued)
$21,108,681	Government National Mortgage Association, (06-61-SA), 4.506%, due 11/20/36 (I/O) (I/F) (TAC) (1)(8)	$2,045,032
11,997,858	Government National Mortgage Association, (08-58-TS), 6.156%, due 05/20/38 (I/O) (I/F) (TAC) (1)(8)	1,705,008

	Total Residential Mortgage-Backed Securities—Agency	23,072,273

	Residential Mortgage-Backed Securities—Non-Agency (60.9%)
2,500,000	ACE Securities Corp., (06-ASP3-A2C), 0.395%, due 06/25/36 (1)	1,151,446
2,330,042	ACE Securities Corp., (07-ASP1-A2C), 0.505%, due 03/25/37 (1)	993,231
4,829,109	Adjustable Rate Mortgage Trust, (05-11-2A3), 2.907%, due 02/25/36 (1)(9)	2,287,832
2,249,956	Adjustable Rate Mortgage Trust, (05-4-6A22), 3.039%, due 08/25/35 (1)	1,037,201
1,400,964	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.304%, due 03/25/36 (1)(9)	904,489
2,818,778	American Home Mortgage Assets, (05-2-2A1A), 3.53%, due 01/25/36 (1)(9)	1,581,013
3,100,000	Asset-Backed Securities Corp. Home Equity, (07-HE1-A4), 0.385%, due 12/25/36 (1)	1,438,353
1,575,531	BCAP LLC Trust, (10-RR11-3A2), (144A), 2.997%, due 06/27/36 (1)(2)	1,479,321
1,612,650	BCAP LLC Trust, (11-RR3-1A5), (144A), 3.103%, due 05/27/37 (1)(2)	1,559,554
2,031,814	BCAP LLC Trust, (11-RR3-5A3), (144A), 3.869%, due 11/27/37 (1)(2)	1,800,759
1,030,572	BCAP LLC Trust, (11-RR4-1A3), (144A), 3.125%, due 03/26/36 (1)(2)	962,333
1,338,256	BCAP LLC Trust, (11-RR5-1A3), (144A), 2.916%, due 03/26/37 (1)(2)	1,211,122
812,358	BCAP LLC Trust, (11-RR5-2A3), (144A), 3.043%, due 06/26/37 (1)(2)	756,562
2,345,662	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.569%, due 06/25/47 (1)(9)	1,745,099
1,877,724	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.945%, due 09/25/34 (1)	1,632,642
1,265,915	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.475%, due 04/25/36 (1)(9)	672,720
244,219	Centex Home Equity, (05-A-AF5), 5.28%, due 01/25/35 (1)	238,061
3,519,488	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 2.831%, due 10/25/35 (1)	2,547,144
1,577,358	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 5.846%, due 08/25/36 (1)	1,383,802
3,021,181	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,262,695
1,687,258	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36 (9)	1,213,974
718,084	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 08/01/32	760,769
1,200,000	Countryplace Manufactured Housing Contract Trust, (07-1-A4), (144A), 5.846%, due 07/15/37 (1)(2)	1,117,111
1,999,681	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36 (9)	1,340,496
1,219,668	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36 (9)	867,796
2,498,515	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37 (9)	1,712,772
3,244,389	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37 (9)	2,357,732
4,167,542	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	2,922,101
2,750,524	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37 (9)	1,873,308
2,091,273	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37 (9)	1,386,123
1,352,997	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,077,619
2,100,501	Countrywide Home Loans, (04-HYB4-B1), 2.598%, due 09/20/34 (1)	239,371
108,409,790	Countrywide Home Loans, (06-14-X), 0.309%, due 09/25/36(I/O) (1)(4)	887,117
3,232,697	Countrywide Home Loans, (06-HYB2-1A1), 2.975%, due 04/20/36 (1)(9)	1,586,755

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities—Non-Agency (Continued)
$3,062,575	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37 (9)	$2,073,838
656,983	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 0.985%, due 06/25/34 (1)	583,818
2,555,128	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36 (9)	1,638,018
1,834,207	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36 (9)	1,240,236
26,141,247	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.305%, due 11/25/36(I/O) (I/F) (1)(4)	6,587,032
1,301,414	Credit-Based Asset Servicing and Securitization LLC, (03-CB3-AF1), 3.379%, due 12/25/32 (1)	1,109,906
1,311,928	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 4.523%, due 01/25/36 (1)	694,956
5,096,251	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36 (1)(9)	3,282,039
2,071,229	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.435%, due 02/25/37 (1)	1,054,857
463,262	Downey Savings & Loan Association Mortgage Loan Trust, (06-AR2-2A1A), 0.443%, due 10/19/36 (1)	268,786
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, (06-FF18-A2D), 0.455%, due 12/25/37 (1)	1,110,240
1,200,000	Green Tree, (08-MH1-A2), (144A), 8.97%, due 04/25/38 (1)(2)	1,314,690
1,140,093	Green Tree, (08-MH1-A3), (144A), 8.97%, due 04/25/38 (1)(2)	1,263,066
2,500,000	Green Tree Financial Corp., (96-10-M1), 7.24%, due 11/15/28 (1)	2,743,879

1,200,000	Green Tree Financial Corp., (96-7-M1), 7.7%, due 10/15/27 (1)	1,305,931
991,778	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28	1,084,957
411,154	Green Tree Financial Corp., (97-3-A7), 7.64%, due 03/15/28 (1)	454,984
844,650	Green Tree Financial Corp., (98-3-A6), 6.76%, due 03/01/30 (1)	914,411
950,698	Green Tree Financial Corp., (98-4-A5), 6.18%, due 04/01/30	958,327
812,967	Green Tree Financial Corp., (98-4-A6), 6.53%, due 04/01/30 (1)	851,466
860,836	Green Tree Financial Corp., (98-4-A7), 6.87%, due 04/01/30 (1)	922,705
935,000	Greenpoint Manufactured Housing, (99-5-A5), 7.82%, due 12/15/29 (1)	1,001,624
597,990	Greenpoint Mortgage Funding Trust, (05-HE4-1A1), 0.465%, due 07/25/30 (1)	547,176
2,727,356	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36 (1)	1,559,754
309,281	GSAA Home Equity Trust, (06-19-A1), 0.335%, due 12/25/36 (1)	132,107
2,850,000	GSAMP Trust, (07-FM2-A2B), 0.335%, due 01/25/37 (1)	1,029,170
1,505,052	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.425%, due 05/25/36 (1)(9)	662,886
1,305,495	GSR Mortgage Loan Trust, (05-AR3-6A1), 3.011%, due 05/25/35 (1)	1,059,995
2,526,271	GSR Mortgage Loan Trust, (06-1F-1A5), 29.176%, due 02/25/36(I/F) (TAC) (1)(4)	3,772,300
224,734	Household Home Equity Loan Trust, (05-2-M1), 0.704%, due 01/20/35 (1)	204,694
5,915,918	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.371%, due 07/25/36(I/O) (1)(4)	265,856
2,051,125	Indymac Index Mortgage Loan Trust, (07-FLX2-A1C), 0.435%, due 04/25/37 (1)	826,646
692,265	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 08/25/29 (1)	691,351
1,413,812	JPMorgan Alternative Loan Trust, (06-A2-5A1), 5.463%, due 05/25/36 (1)(9)	887,523

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,504,895	JPMorgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	$1,126,439
550,000	Lake Country Mortgage Loan Trust, (06-HE1-M5), (144A), 2.245%, due 07/25/34 (1)(2)	321,778
812,879	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 04/15/40 (1)	848,056
1,820,829	Lehman XS Trust, (07-14H-A211), 0.505%, due 07/25/47 (1)(9)	932,696
1,300,000	Long Beach Mortgage Loan Trust, (04-4-M1), 1.145%, due 10/25/34 (1)	1,064,910
3,500,000	MASTR Adjustable Rate Mortgages Trust, (07-3-22A5), 0.585%, due 05/25/47 (1)	265,424
2,597,024	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47 (9)	1,785,419
2,450,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 0.425%, due 06/25/37 (1)	1,163,149
2,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, (07-5-2A2), 1.245%, due 10/25/37 (1)	1,318,856
1,318,353	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 2.553%, due 08/25/36 (1)	925,942
719,728	Mid-State Trust, (04-1-B), 8.9%, due 08/15/37	736,723
719,728	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	732,518
358,917	Mid-State Trust, (6-A1), 7.34%, due 07/01/35	373,820
1,600,281	Morgan Stanley Capital, Inc., (03-NC6-M1), 1.445%, due 06/25/33 (1)	1,275,710
370,000	Morgan Stanley Capital, Inc., (05-HE3-M2), 0.765%, due 07/25/35 (1)	356,705
1,500,000	Morgan Stanley Capital, Inc., (05-HE3-M3), 0.775%, due 07/25/35 (1)	1,080,858
2,327,010	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 5.078%, due 11/25/37 (1)	1,453,220
1,280,000	New Century Home Equity Loan Trust, (05-3-M1), 0.725%, due 07/25/35 (1)	1,208,728
3,431,968	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.501%, due 02/25/36 (1)(9)	1,673,953
3,203,469	Novastar Home Equity Loan, (06-2-A2C), 0.395%, due 06/25/36 (1)	1,607,599
584,077	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22 (1)	440,827
955,103	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31 (1)	795,614
816,580	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24 (1)	829,200
518,492	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	529,205
867,679	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	849,555
968,426	Origen Manufactured Housing, (04-A-M2), 6.64%, due 01/15/35 (1)	996,682
818,137	Origen Manufactured Housing, (05-A-M1), 5.46%, due 06/15/36 (1)	842,753
571,623	Origen Manufactured Housing, (06-A-A1), 0.399%, due 11/15/18 (1)	563,598
1,045,629	Park Place Securities, Inc., (05-WCH1-M2), 0.765%, due 01/25/36 (1)	972,568
1,200,000	Park Place Securities, Inc., (05-WHQ1-M2), 0.745%, due 03/25/35 (1)	1,078,331
117,610	Residential Accredit Loans, Inc., (05-QA7-M1), 3.311%, due 07/25/35 (1)(9)	1
1,654,050	Residential Accredit Loans, Inc., (06-Q07-2A1), 0.997%, due 09/25/46 (1)	755,331
1,649,794	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,232,835
37,315,254	Residential Accredit Loans, Inc., (06-QS11-AV), 0.331%, due 08/25/36 (I/O) (1)(4)	478,885
18,390,359	Residential Accredit Loans, Inc., (06-QS6-1AV), 0.725%, due 06/25/36 (I/O) (1)(4)	535,639
3,625,029	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36 (9)	2,405,091
40,716,163	Residential Accredit Loans, Inc., (07-QS2-AV), 0.315%, due 01/25/37 (I/O) (1)(4)	381,877
41,235,379	Residential Accredit Loans, Inc., (07-QS3-AV), 0.317%, due 02/25/37 (I/O) (1)(4)	543,359
1,048,185	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37 (TAC) (9)	641,599

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	$2,145,999
1,951,116	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37 (9)	1,535,315
7,142,163	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O) (4)	1,074,929
132,398,128	Residential Funding Mortgage Securities, (06-S9-AV), 0.301%, due 09/25/36 (I/O) (1)(4)	1,400,044
577,367	Residential Funding Mortgage Securities II, Inc., (01-HI3-AI7), 7.56%, due 07/25/26 (1)	546,549
2,970,407	Securitized Asset Backed Receivables LLC Trust, (07-BR4-A2C), 0.535%, due 05/25/37 (1)	1,195,571
4,679,042	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36 (1)	2,920,737
1,975,881	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.101%, due 10/25/35 (1)	1,195,952
2,649,734	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 5.435%, due 01/25/36 (1)	1,758,685
1,251,040	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 4.669%, due 10/25/47 (1)(9)	700,237
3,400,000	Structured Asset Mortgage Investments, Inc., (06-AR7-A11), 0.545%, due 08/25/36 (1)	668,451
1,498,423	Structured Asset Mortgage Investments, Inc., (07-AR6-A1), 1.647%, due 08/25/47 (1)	852,418
115,057	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.325%, due 01/25/38 (1)(2)(9)	106,651
418,953	UCFC Manufactured Housing Contract, (97-4-A4), 6.995%, due 04/15/29 (1)	431,172
553,627	Vanderbilt Acquisition Loan Trust, (02-1-M1), 7.33%, due 05/07/32 (1)	581,515
1,504,331	Vanderbilt Mortgage Finance, (00-C-ARM), 0.596%, due 10/07/30 (1)	1,166,527
907,009	Vanderbilt Mortgage Finance, (01-A-M1), 7.74%, due 04/07/31 (1)	938,738
553,001	Vanderbilt Mortgage Finance, (01-C-M1), 6.76%, due 01/07/32	562,955
900,000	Vanderbilt Mortgage Finance, (02-C-A5), 7.6%, due 12/07/32	942,168
1,774,664	Washington Mutual Mortgage Pass-Through Certificates, (06-AR9-2A), 0.992%, due 11/25/46 (1)(9)	678,363
1,747,629	Washington Mutual Mortgage Pass-Through Certificates, (07-HY5-2A5), 5.38%, due 05/25/37 (1)(9)	1,104,863
1,563,292	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.713%, due 03/25/36 (I/F) (1)(4)	2,013,212
1,792,727	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 2.629%, due 07/25/36 (1)(9)	1,367,744
1,856,859	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.749%, due 04/25/37 (1)(9)	1,618,922
1,959,810	Wells Fargo Mortgage Loan Trust, (10-RR4-1A2), (144A), 5.235%, due 12/27/46 (1)(2)(9)	709,235

	Total Residential Mortgage-Backed Securities — Non-Agency	154,430,052

	Total Collateralized Mortgage Obligations (Cost: $165,780,249)	181,230,070

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Principal Amount	Fixed Income Securities	Value

	Bank Loans (2.2%)
	Electric Utilities (1.3%)
$1,655,928	Mach Gen, LLC (Loan Agreement), 22.6%, due 02/20/15 (7)	$1,148,800
3,500,000	Texas Competitive Electric Holdings Co., LLC (Loan Agreement), 11%, due 10/10/17 (7)	2,099,664

	Total Electric Utilities	3,248,464

	Hotels, Restaurants & Leisure (0.5%)
1,400,000	Caesars Entertainment Operating Co. (Loan Agreement), 8%, due 01/26/18 (7)	1,242,986

	Satellite Communications (0.4%)
990,000	Intelsat Jackson Holdings, Ltd. (Loan Agreement), 6.1%, due 04/02/18 (7)	986,901

	Total Bank Loans (Cost: $5,859,807)	5,478,351

	Corporate Bonds (18.1%)
	Airlines (2.0%)
1,849,747	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	2,041,658
866,417	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24(EETC)	940,063
1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 01/02/14(EETC)	1,259,375
841,899	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24(EETC)	888,203

	Total Airlines	5,129,299

	Banks (5.2%)
700,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (2)	690,004
1,000,000	Bank of America Corp., 5%, due 05/13/21	1,033,548
1,985,000	Bank of America Corp., 5.625%, due 07/01/20	2,128,643
1,000,000	Bank of America NA, 0.768%, due 06/15/17 (1)	855,279
1,400,000	Chase Capital III, 1.017%, due 03/01/27 (1)	1,007,872
400,000	Chase Capital VI, 1.091%, due 08/01/28 (1)	300,000
2,000,000	Citigroup, Inc., 1.017%, due 08/25/36 (1)	1,374,383
1,250,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	1,312,643
975,000	Lloyds TSB Bank PLC (United Kingdom), 4.875%, due 01/21/16	1,025,010
650,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	695,919
1,500,000	Morgan Stanley, 0.905%, due 10/18/16 (1)	1,304,276
1,300,000	Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15	1,325,181

	Total Banks	13,052,758

	Coal (0.2%)
675,000	Arch Coal, Inc., 7%, due 06/15/19	572,062

	Diversified Financial Services (2.0%)
475,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15 (2)	479,640
2,000,000	General Electric Capital Corp., 0.947%, due 08/15/36 (1)	1,477,322

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	Diversified Financial Services (Continued)
$1,400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	$1,484,000
1,000,000	JPMorgan Chase Capital XXIII, 1.467%, due 05/15/47 (1)	670,000
300,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	300,750
715,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1) (2)	718,575

	Total Diversified Financial Services	5,130,287

	Electric (2.9%)
850,000	AES Corp., 7.75%, due 10/15/15	960,500
2,250,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC) (6)	1,485,000
650,000	Edison Mission Energy, 7%, due 05/15/17	367,250
849,506	Mirant Mid-Atlantic Pass-Through Certificate, Series B, 9.125%, due 06/30/17(EETC)	877,115
1,169,153	Mirant Mid-Atlantic Pass-Through Certificate, Series C, 10.06%, due 12/30/28(EETC)	1,192,536
2,480,000	NRG Energy, Inc., 7.625%, due 01/15/18	2,579,200

	Total Electric	7,461,601

	Engineering & Construction (0.3%)
700,000	BAA Funding, Ltd., (144A), 4.875%, due 07/15/23 (2)	743,872

	Gas (1.9%)
1,500,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	1,522,500
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,619,425
2,066,000	Southern Union Co., 3.483%, due 11/01/66 (1)	1,691,537

	Total Gas	4,833,462

	Healthcare - Services (0.2%)
540,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	575,100

	Real Estate (0.6%)
1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,491,867

	REIT (2.1%)
1,000,000	HCP, Inc., 6%, due 01/30/17	1,121,469
500,000	HCP, Inc., 6.3%, due 09/15/16	563,583
1,000,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,059,618
700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	736,351
700,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	768,476
950,000	SL Green Realty Corp., 5%, due 08/15/18	965,391

	Total REIT	5,214,888

	Telecommunications (0.3%)
790,000	Nextel Communications, Inc., Series C, 5.95%, due 03/15/14	790,494

	Trucking & Leasing (0.4%)
856,000	AWAS Aviation Capital, Ltd., (144A), 7%, due 10/17/16 (2)	894,520

	Total Corporate Bonds (Cost: $45,144,230)	45,890,210

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Principal Amount	Fixed Income Securities	Value

	Municipal Bonds (0.8%)
$1,200,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	$1,305,072
650,000	Illinois State General Obligation Bond, 5.665%, due 03/01/18	721,851

	Total Municipal Bonds (Cost: $1,896,607)	2,026,923

	Total Fixed Income Securities (Cost: $256,146,341) (107.6%)	272,585,002

	Convertible Securities
	Convertible Corporate Bonds (1.1%)
	Commercial Services (0.4%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	916,070

	Diversified Financial Services (0.1%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	261,171

	Semiconductors (0.1%)
220,000	Xilinx, Inc., 3.125%, due 03/15/37	263,450

	Telecommunications (0.5%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,276,653

	Total Convertible Corporate Bonds (Cost: $2,625,973)	2,717,344

Number of Shares
	Convertible Preferred Stock (0.6%)
	Electric (0.3%)
16,500	AES Corp., $3.375	813,615

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	612,950

	Total Convertible Preferred Stock (Cost: $1,473,300)	1,426,565

	Total Convertible Securities (Cost: $4,099,273) (1.7%)	4,143,909

	Common Stock
	Banks (0.8%)
16,700	Citigroup, Inc.	457,747
24,300	JPMorgan Chase & Co.	868,239
16,750	State Street Corp.	747,720

	Total Banks	2,073,706

	Beverages (0.2%)
6,500	PepsiCo, Inc.	459,290

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Chemicals (0.3%)
$14,700	Du Pont (E.I.) de Nemours & Co.	$743,379

	Computers (0.3%)
19,200	Dell, Inc. (10)	240,384
19,400	Seagate Technology PLC (Ireland)	479,762

	Total Computers	720,146

	Diversified Financial Services (0.5%)
9,800	American Express Co.	570,458
12,472	Ameriprise Financial, Inc.	651,787

	Total Diversified Financial Services	1,222,245

	Electric (0.3%)
16,000	American Electric Power Co., Inc.	638,400

	Electronics (1.1%)
13,550	Honeywell International, Inc.	756,632
10,900	Koninklijke Philips Electronics NV (Netherlands)	214,403
19,700	TE Connectivity, Ltd.	628,627
7,050	Thermo Fisher Scientific, Inc. (10)	365,965
13,400	Tyco International, Ltd.	708,190

	Total Electronics	2,673,817

	Entertainment (0.2%)
40,500	Regal Entertainment Group	557,280

	Food (0.5%)
12,500	Campbell Soup Co.	417,250
22,800	Kraft Foods, Inc., Class A	880,536

	Total Food	1,297,786

	Forest Products & Paper (0.1%)
8,200	MeadWestvaco Corp.	235,750

	Healthcare-Products (0.3%)
8,500	Medtronic, Inc.	329,205
5,400	Teleflex, Inc.	328,914

	Total Healthcare-Products	658,119

	Home Builders (0.2%)
18,450	Lennar Corp., Class A	570,289

	Household Products/Wares (0.2%)
7,500	Avery Dennison Corp.	205,050
3,700	Kimberly-Clark Corp.	309,949

	Total Household Products/Wares	514,999

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Number of Shares	Common Stock	Value

	Insurance (0.6%)
$13,700	Allstate Corp. (The)	$480,733
14,500	Travelers Cos., Inc. (The)	925,680

	Total Insurance	1,406,413

	Iron & Steel (0.1%)
5,800	Cliffs Natural Resources, Inc.	285,882

	Media (0.5%)
7,900	CBS Corp., Class B	258,962
22,000	Comcast Corp., Class A	703,340
9,900	Time Warner, Inc.	381,150

	Total Media	1,343,452

	Miscellaneous Manufacturers (0.7%)
46,300	General Electric Co.	964,892
29,000	Textron, Inc.	721,230

	Total Miscellaneous Manufacturers	1,686,122

	Oil & Gas (1.1%)
10,400	Chevron Corp.	1,097,200
6,150	Devon Energy Corp.	356,639
14,750	Ensco PLC, Class A (United Kingdom)	692,807
19,600	Nabors Industries, Ltd. (10)	282,240
15,400	Valero Energy Corp.	371,910

	Total Oil & Gas	2,800,796

	Oil & Gas Services (0.2%)
11,500	Baker Hughes, Inc.	472,650

	Packaging & Containers (0.2%)
18,700	Packaging Corp. of America	528,088

	Pharmaceuticals (0.7%)
7,500	Johnson & Johnson	506,700
55,800	Pfizer, Inc.	1,283,400

	Total Pharmaceuticals	1,790,100

	REIT (0.2%)
28,550	Kimco Realty Corp.	543,307

	Retail (0.8%)
11,200	Foot Locker, Inc.	342,496
22,600	Gap, Inc. (The)	618,336
21,300	Home Depot, Inc. (The)	1,128,687

	Total Retail	2,089,519

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Savings & Loans (0.2%)
34,600	New York Community Bancorp, Inc.	$433,538

	Semiconductors (0.5%)
33,400	Intel Corp.	890,110
3,400	Maxim Integrated Products, Inc.	87,176
11,100	Microchip Technology, Inc.	367,188

	Total Semiconductors	1,344,474

	Software (0.2%)
16,400	Activision Blizzard, Inc.	196,636
15,000	CA, Inc.	406,350

	Total Software	602,986

	Telecommunications (0.7%)
23,900	AT&T, Inc.	852,274
22,500	Cisco Systems, Inc.	386,325
63,700	Windstream Corp.	615,342

	Total Telecommunications	1,853,941

	Total Common Stock (Cost: $25,063,281) (11.7%)	29,546,474

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $93,823) (0.0%)
$93,823	State Street Bank & Trust Company, 0.01%, due 07/02/12 (collateralized by $90,000 U.S. Treasury Note, 3.125%, due 11/15/41, valued at $97,066) (Total Amount to be Received Upon Repurchase $93,823)	93,823

	U.S. Treasury Securities (Cost: $844,833) (0.3%)
845,000	U.S. Treasury Bill, 0.01%, due 09/13/12(11)	844,833

	Total Short Term Investments (Cost $938,656) (0.3%)	938,656

	TOTAL INVESTMENTS (Cost $286,247,551) (121.3%)	307,214,041
	LIABILITIES IN EXCESS OF OTHER ASSETS (-21.3%)	(53,851,521)

	NET ASSETS (100.0%)	$253,362,520

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2012

Futures Contacts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
44	S&P 500 Index Futures	09/20/12	$14,920,400	$907,921
4	S&P 500 E Mini Index Futures	09/21/12	271,280	15,576

			$15,191,680	$923,497

SELL
10	30-Year U.S. Treasury Bond Futures	09/19/12	$1,479,688	$(4,217)

Swap Agreements

Credit Default Swaps – Sell Protection (1)

Notional Amount (2)	Implied Credit Spread (3)	Expiration Date	Counterparty	Fixed Deal Receive Rate	Reference Entity	Unrealized (Depreciation)	Premium (Received)	Value (4)
$1,080,000	1.45%	09/20/16	Barclays Capital Inc.	0.25%	Government of France (Moody’s Rating Aaa)	$(4,786)	$(51,186)	$(55,972)

Notes to Schedule of Investments:

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2012.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $50,295,669 or 19.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	As of June 30, 2012, security is not accruing interest.
(4)	Illiquid security.
(5)	Restricted security (Note 8).
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Rate stated is the effective yield.
(8)	All or a portion of this security is segregated to cover open futures contracts. (Note 2).
(9)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(10)	Non-income producing security.
(11)	Rate shown represents yield-to-maturity.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
P/O -	Principal Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Notes to Swap Agreements:

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

As of June 30, 2012, for the above contracts and/or agreements, the Fund had sufficient securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	June 30, 2012

Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	60.9%
Asset-Backed Securities	15.0
Residential Mortgage-Backed Securities — Agency	9.1
Banks	6.0
Electric	3.5
Diversified Financial Services	2.6
REIT	2.3
Airlines	2.0
Gas	1.9
Commercial Mortgage-Backed Securities	1.5
Telecommunications	1.5
Oil & Gas	1.4
Electric Utilities	1.3
Electronics	1.1
Municipal Bonds	0.8
Retail	0.8
Miscellaneous Manufacturers	0.7
Pharmaceuticals	0.7
Insurance	0.6
Real Estate	0.6
Semiconductors	0.6

Industry	Percentage of Net Assets
Food	0.5
Hotels, Restaurants & Leisure	0.5
Media	0.5
Commercial Services	0.4
Satellite Communications	0.4
Trucking & Leasing	0.4
Chemicals	0.3
Computers	0.3
Engineering & Construction	0.3
Healthcare-Products	0.3
Beverages	0.2
Coal	0.2
Entertainment	0.2
Healthcare-Services	0.2
Home Builders	0.2
Household Products/Wares	0.2
Oil & Gas Services	0.2
Packaging & Containers	0.2
Savings & Loans	0.2
Software	0.2
Forest Products & Paper	0.1
Iron & Steel	0.1
Short-Term Investments	0.3

Total	121.3%

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2012

ASSETS:
Investments, at Value (Cost: $286,247,551)	$307,214,041
Receivable for Securities Sold	2,081,536
Interest and Dividends Receivable	1,979,784
Receivable for Daily Variation Margin on Open Financial Futures Contracts	399,550

Total Assets	311,674,911

LIABILITIES:
Payables for Borrowings	51,000,250
Distributions Payable	4,118,263
Payables for Securities Purchased	2,563,906
Interest Payable on Borrowings	219,069
Accrued Other Expenses	159,839
Accrued Investment Advisory Fees	147,930
Open Swap Agreements, at Value	55,972
Accrued Directors’ Fees and Expenses	42,094
Accrued Compliance Expense	5,068

Total Liabilities	58,312,391

NET ASSETS	$253,362,520

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	296,855,299
Accumulated Net Realized Loss on Investments, Futures Contracts and Swap Agreements	(39,965,519)
Distributions in Excess of Net Investment Income	(25,884,344)
Net Unrealized Appreciation on Investments, Futures Contracts and Swap Agreements	21,880,984

NET ASSETS	$253,362,520

NET ASSET VALUE PER SHARE	$5.32

MARKET PRICE PER SHARE	$5.21

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2012

INVESTMENT INCOME:
Income
Interest	$12,385,127
Dividends	473,050

Total Investment Income	12,858,177

Expenses
Investment Advisory Fees	896,476
Interest Expense	429,189
Directors’ Fees and Expenses	62,100
Audit and Tax Service Fees	55,890
Proxy Expense	50,940
Legal Fees	47,880
Accounting Fees	38,160
Custodian Fees	30,150
Transfer Agent Fees	27,360
Listing Fees	21,780
Compliance Expense	20,700
Printing and Distribution Costs	20,070
Miscellaneous Expenses	13,410
Administration Fees	8,100
Insurance Expense	4,860

Total Expenses	1,727,065

Net Investment Income	11,131,112

NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS:
Net Realized Gain on:
Investments	2,999,834
Futures Contracts	246,584
Swap Agreements	(2,437)
Change in Unrealized Appreciation on:
Investments	11,283,725
Futures Contracts	653,882
Swap Agreements	59,324

Net Realized Gain and Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Agreements	15,240,912

INCREASE IN NET ASSETS FROM OPERATIONS	$26,372,024

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE IN NET ASSETS:
OPERATIONS:
Net Investment Income	$11,131,112	$25,765,336
Net Realized Gain on Investments, Futures Contracts and Swap Agreements	3,243,981	5,882,708
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Agreements	11,996,931	(16,515,692)

Increase in Net Assets Resulting from Operations	26,372,024	15,132,352

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(8,236,527)	(42,487,146)

Total Increase (Decrease) in Net Assets	18,135,497	(27,354,794)

NET ASSETS:
Beginning of Period	235,227,023	262,581,817

End of Period	$253,362,520	$235,227,023

Distributions in Excess of Net Investment Income	$(25,884,344)	$(28,778,929)

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Cash Flows (Unaudited)	Six Months Ended June 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Increase in Net Assets From Operations	$26,372,024
Adjustments to Reconcile Increase in Net Assets Resulting
From Operations to Net Cash Provided by Activities:
Investments Purchased	(28,960,614)
Proceeds from Investments Sold	37,152,378
Net Increase in Short-Term Investments	(60,284)
Net Amortization/Accretion of Premium/(Discount)	(230,386)
Decrease in Interest and Dividends Receivable	221,925
Increase in Accrued Directors' Fees and Expenses	7,808
Increase in Accrued Compliance Expense	143
Decrease in Accrued Investment Advisory Fees	(7,869)
Decrease in Variation Margin on Futures	(436,990)
Increase in Interest Payable on Borrowings	15,053
Increase in Accrued Other Expenses	705
Change in Valuation of Swap Agreements	(130,463)
Realized and Unrealized (Gain)/Loss on Investments	(14,283,559)

Net Cash Provided by Operating Activities	19,659,871

CASH FLOWS USED IN FINANCING ACTIVITIES:
Distributions to Shareholders	(32,808,037)
Increase in Borrowings	13,148,000

Net Cash Used in Financing Activities	(19,660,037)

Net Change in Cash	(166)
Cash at Beginning of Year	166

Cash at End of the Period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid during the year	$663,949

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities, other securities and derivative instruments without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of current bid and asked prices as furnished by independent pricing services or by dealer quotations. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, after which they are valued at amortized cost using their value on the 61st day prior to maturity. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. Swap agreements are valued at the last ask price if no sales are reported.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 1 — Significant Accounting Policies (Continued)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities, mortgage-backed securities and collateralized mortgage obligations.    The fair value of asset-backed securities, mortgage-backed securities and collateralized mortgage obligations is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund's futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

U.S. government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 1 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$37,522,307	$437,141	$37,959,448

Collateralized Mortgage Obligations
Commercial Mortgage-Backed Securities	—	3,727,745	—	3,727,745
Residential Mortgage-Backed Securities—Agency	—	23,072,273	—	23,072,273
Residential Mortgage-Backed Securities—Non-Agency	—	136,489,802	17,940,250	154,430,052

Total Collateralized Mortgage Obligations	—	163,289,820	17,940,250	181,230,070

Bank Loans
Electric Utilities	—	3,248,464	—	3,248,464
Hotels, Restaurants & Leisure	—	1,242,986	—	1,242,986
Satellite Communications	—	986,901	—	986,901

Total Bank Loans	—	5,478,351	—	5,478,351

Corporate Bonds
Airlines	—	5,129,299	—	5,129,299
Banks	—	13,052,758	—	13,052,758
Coal	—	572,062	—	572,062
Diversified Financial Services	—	5,130,287	—	5,130,287
Electric	—	7,461,601	—	7,461,601
Engineering & Construction	—	743,872	—	743,872
Gas	—	4,833,462	—	4,833,462
Healthcare-Services	—	575,100	—	575,100
Real Estate	—	1,491,867	—	1,491,867
REIT	—	5,214,888	—	5,214,888
Telecommunications	—	790,494	—	790,494
Trucking & Leasing	—	894,520	—	894,520

Total Corporate Bonds	—	45,890,210	—	45,890,210

Municipal Bonds	—	2,026,923	—	2,026,923

Total Fixed Income Securities	—	254,207,611	18,377,391	272,585,002

Convertible Securities
Convertible Corporate Bonds
Commercial Services	—	916,070	—	916,070
Diversified Financial Services	—	261,171	—	261,171
Semiconductors	—	263,450	—	263,450
Telecommunications	—	1,276,653	—	1,276,653

Total Convertible Corporate Bonds	—	2,717,344	—	2,717,344

Convertible Preferred Stock
Electric	813,615	—	—	813,615
Oil & Gas	612,950	—	—	612,950

Total Convertible Preferred Stock	1,426,565	—	—	1,426,565

Total Convertible Securities	1,426,565	2,717,344	—	4,143,909

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	2,073,706		—	—	2,073,706
Beverages	459,290		—	—	459,290
Chemicals	743,379		—	—	743,379
Computers	720,146		—	—	720,146
Diversified Financial Services	1,222,245		—	—	1,222,245
Electric	638,400		—	—	638,400
Electronics	2,673,817		—	—	2,673,817
Entertainment	557,280		—	—	557,280
Food	1,297,786		—	—	1,297,786
Forest Products & Paper	235,750		—	—	235,750
Healthcare-Products	658,119		—	—	658,119
Home Builders	570,289		—	—	570,289
Household Products/Wares	514,999		—	—	514,999
Insurance	1,406,413		—	—	1,406,413
Iron & Steel	285,882		—	—	285,882
Media	1,343,452		—	—	1,343,452
Miscellaneous Manufacturers	1,686,122		—	—	1,686,122
Oil & Gas	2,800,796		—	—	2,800,796
Oil & Gas Services	472,650		—	—	472,650
Packaging & Containers	528,088		—	—	528,088
Pharmaceuticals	1,790,100		—	—	1,790,100
REIT	543,307		—	—	543,307
Retail	2,089,519		—	—	2,089,519
Savings & Loans	433,538		—	—	433,538
Semiconductors	1,344,474		—	—	1,344,474
Software	602,986		—	—	602,986
Telecommunications	1,853,941		—	—	1,853,941

Total Common Stock	29,546,474		—	—	29,546,474

Total Short Term Investments	844,833		93,823	—	938,656

Total Investments	31,817,872		257,018,778	18,377,391	307,214,041

Derivatives
Futures Contracts
Equity Risk	923,497		—	—	923,497

Total	$32,741,369		$257,018,778	$18,377,391	$308,137,538

Derivatives
Futures Contracts
Interest Rate Risk	$(4,217	) $	—	$—	$(4,217)
Swaps Agreements
Credit Risk	—		(55,972)	—	(55,972)

Total	$(4,217	) $	(55,972)	$—	$(60,189)

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2012.

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 1 — Significant Accounting Policies (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of 12/31/2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/2012
Asset-Backed Securities	$437,144	$—	$—	$(3)	$—	$—	$—	$—	$437,141	$(3)
Residential Mortgage-Backed Securities — Non-Agency	15,734,843	—	(534,368)	1,118,126	2,129,388	(507,739)	—	—	17,940,250	1,118,126

Total	$16,171,987	$—	$(534,368)	$1,118,123	$2,129,388	$(507,739)	$—	$—	$18,377,391	$1,118,123

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 6/30/2012	Valuation Techniques	Unobservable Input	Range
Asset-Backed Securities	$437,141	Methods of Comparables/Consensus Pricing	Offered Quotes	$100.00
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Securities)	$12,154,739	Methods of Comparables/Consensus Pricing	Offered Quotes	$0.82 to $25.20
Residential Mortgage-Backed Securities — Non-Agency (Inverse Floater Securities)	$5,785,511	Methods of Comparables/Consensus Pricing	Offered Quotes	$128.78 to $149.32

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premium and discounts including original issue discounts are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investments trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gains.

Distributions:    Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund's Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund's net asset value on an annualized basis. The distribution will be based on the Fund's net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized for defaults or write-off on structured debt, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended June 30, 2012, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Credit Risk	Equity Risk	Interest Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$923,497	$—	$923,497

Total Value	$—	$923,497	$—	$923,497

Liability Derivatives
Futures Contracts (1)	$—	$—	$(4,217)	$(4,217)
Open Swap Agreements, at Value	(55,972)	—	—	(55,972)

Total Value	$(55,972)	$—	$(4,217)	$(60,189)

Statement of Operations:
Realized Gain (Loss) on:
Futures Contracts	$—	$260,151	$(13,567)	$246,584
Swap Agreements	(2,437)	—	—	(2,437)

Total Realized Gain (Loss)	$(2,437)	$260,151	$(13,567)	$244,147

Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$658,099	$(4,217)	$653,882
Swap Agreements	59,324	—	—	59,324

Total Change in Appreciation (Depreciation)	$59,324	$658,099	$(4,217)	$713,206

Notional Amounts †
Futures Contracts	—	25	10	35
Swap Agreements	$1,695,000	$—	$—	$1,695,000

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Amount represents average number of contracts or notional amounts outstanding during the period in which derivatives trading took place for the Fund.

Futures Contracts:    The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets.

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 1 — Significant Accounting Policies (Continued)

Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended June 30, 2012 the Fund used futures contracts to gain exposure to the S&P Index. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap Agreements:    The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the six months ended June 30, 2012, the Fund used credit default swap agreements to gain exposure to a bond issued by the Government of France. Swap agreements outstanding at June 30, 2012 are listed in the Fund’s Schedule of Investments.

Mortgage-Backed Securities:    The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped mortgage backed securities. Stripped

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 1 — Significant Accounting Policies (Continued)

mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount equal to or greater than the committed amount.

Repurchase Agreements:    The Fund may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 — Risk Considerations

Market Risk:    Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of an investment in the Fund. An investor could lose money on its investment in the Fund or the Fund could underperform other investments.

Liquidity Risk:    The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The value of the Fund’s investments fluctuates in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Risk Considerations (Continued)

Mortgage-Backed and Other Asset-Backed Securities Risk:    The Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The value of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The Fund may invest a material portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 2 — Risk Considerations (Continued)

purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime — Any asset-backed bond whose collateral was residential mortgages was considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A — Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg was considered to be Alt-A bonds.

Counterparty Risk:    The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Fund’s Statements of Assets and Liabilities.

Note 3 — Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2012, net unrealized appreciation on investments for federal income tax purposes was as follows:

Unrealized appreciation	$37,774,476
Unrealized (depreciation)	(17,105,951)

Net unrealized appreciation	$20,668,525

Cost of investments for federal income tax purposes	$286,545,516

The Fund did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Investment Advisory and Service Fees:

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average managed assets and 0.50% of the Fund's average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund’s Board of Directors, a portion of the Advisor’s costs associated in support of the Fund’s Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Purchases and Sales of Securities:

For the six months ended June 30, 2012, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $29,929,394 and $35,261,705, respectively for non-U.S. Government Securities and aggregated $1,295,391 and $2,339,639, respectively, for U.S. Government Securities.

Note 6 — Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the six months ended June 30, 2012.

Note 7 — Directors’ Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $62,100 from the Fund for the six months ended June 30, 2012. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 8 — Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at June 30, 2012. However, one 144A security was considered restricted due to its illiquidity status at June 30, 2012. All other 144A securities are liquid and, therefore, are not considered restricted. Aggregate cost and fair value of that security held at June 30, 2012 was as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$437,143	$437,141	0.17%

Note 9 — Loan Outstanding:

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.25%. There is also an annual commitment fee of $35,000. The average daily loan balance during the period for which loans were outstanding amounted to $59,086,964, and the weighted average interest rate was 1.46%. Interest expense on the line of credit was $429,189 for the six months ended June 30, 2012. The maximum outstanding loan balance during the six months ended June 30, 2012 was $64,645,250.

Note 10 — Indemnifications:

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, the Fund has entered into an agreement with each of the Directors which provides that the Fund will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any

TCW Strategic Income Fund, Inc.

June 30, 2012

Note 10 — Indemnifications (Continued)

proceedings arising out of or in connection with the Director’s service to the Fund, to the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, as amended, as now or hereafter in force. In the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

Note 11 — Recently Issued Accounting Pronouncements:

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 12 — Subsequent Events:

Société Générale (“SocGen”) has signed a definitive agreement to sell SocGen’s interest in The TCW Group, Inc. (“TCW”) to The Carlyle Group (“Carlyle”), a global alternative asset manager, and to the management of TCW. Equity for the transaction will come from two Carlyle investment funds, as well as from TCW’s management. As a result of the transaction, TCW management and employees will increase their ownership in the firm to approximately 40% on a fully diluted basis. The transaction is expected to close in the first quarter of 2013.

The Advisor which is a wholly-owned subsidiary of TCW, does not anticipate that TCW’s sale will result in any change in the personnel engaged in the management of the Fund or any change to the investment objective or policies of the Fund. The Advisor’s continued service to the Fund after the transaction has closed is subject to the approval of a new investment advisory agreement by the Fund’s Board of Directors and the shareholders of the Fund. Please watch for shareholder proxy materials, which are expected to be available later this year.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net Asset Value Per Share, Beginning of Period	$4.94		$5.52	$4.77	$3.64	$4.27	$5.60

Income from Operations:
Net Investment Income (1)	0.23		0.54	0.90	0.78	0.52	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.32		(0.23)	0.47	0.86	(0.77)	(1.28)

Total from Investment Operations	0.55		0.31	1.37	1.64	(0.25)	(0.90)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.89)	(0.62)	(0.51)	(0.38)	(0.43)

Net Asset Value Per Share, End of Period	$5.32		$4.94	$5.52	$4.77	$3.64	$4.27

Market Value Per Share, End of Period	$5.21		$4.85	$5.22	$4.37	$3.07	$3.67

Total Investment Return (2)	11.05	% (3)	10.54%	34.54%	60.97%	(6.32)%	(20.70)%
Net Asset Value Total Return (4)	11.24	% (3)	5.50%	29.53%	46.61%	(6.03)%	(16.54)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$253,363		$235,227	$262,582	$227,310	$173,408	$203,302
Ratio of Expenses Before Interest Expense to Average Net Assets	1.05	% (5)	0.98%	1.00%	1.12%	1.10%	0.86%
Ratio of Interest Expense to Average Net Assets	0.35	% (5)	0.27%	0.19%	0.34%	0.65%	0.32%
Ratio of Total Expenses to Average Net Assets	1.39	% (5)	1.26%	1.19%	1.47%	1.75%	1.18%
Ratio of Net Investment Income to Average Net Assets	8.98	% (5)	9.58%	16.67%	18.62%	12.89%	7.60%
Portfolio Turnover Rate	10.12	% (3)	39.63%	49.30%	30.31%	42.44%	74.98%

(1)	Computed using average shares outstanding throughout the period.
(2)	Based on market price per share, adjusted for reinvestment of distributions.
(3)	For the six months ended June 30, 2012 and not indicative of a full year’s results.
(4)	Based on net asset value per share, adjusted for reinvestment of distributions.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information (Unaudited)

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor's proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund's proxy voting record, it will send the information disclosed in the Fund's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 18, 2011.

TCW Strategic Income Fund, Inc.

Voting Information

Report of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of the Fund was held on September 15, 2011. At the meeting, the following matters were submitted to a shareholder vote: (i) the election of Charles W. Baldiswieler, Samuel P. Bell, David S. DeVito, John A. Gavin, Patrick C. Haden, Janet E. Kerr, Peter McMillan and Charles A. Parker as Directors to serve until their successors are elected and qualify (each nominee was elected with Mr. Baldiswieler receiving 29,155,458 affirmative votes and 857,751 votes withheld, Mr. Bell receiving 29,195,585 affirmative votes and 817,624 votes withheld, Mr. DeVito receiving 29,041,706 affirmative votes and 971,503 votes withheld, Mr. Gavin receiving 29,228,589 affirmative votes and 784,620 votes withheld, Mr. Haden receiving 29,191,252 affirmative votes and 821,957 votes withheld, Ms. Kerr receiving 29,204,491 affirmative votes and 808,718 votes withheld, Mr. McMillan receiving 29,220,684 affirmative votes and 792,525 votes withheld and Mr. Parker receiving 29,231,977 affirmative votes and 781,232 votes withheld); and (ii) amend the Fund’s investment restriction regarding futures contracts and options on futures contracts to permit the Fund to purchase and sell interest rate futures contracts and options on interest rate futures contracts (votes for 20,490,338, votes against 3,030,401 and abstentions 427,445). 47,609,979 shares were outstanding on the record date of the meeting and 30,013,209 shares with respect to proposal (i) entitled to vote were present in person or proxy at the meeting and 23,948,184 shares with respect to proposal (ii) entitled to vote were present in person or proxy at the meeting.

TCW Strategic Income Fund, Inc.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street Investment Advisor

Los Angeles, California 90017 TCW Investment Management Company

865 South Figueroa Street

866 227 8179 Los Angeles, California 90017

www.tcw.com Transfer Agent, Dividend Reinvestment and

Disbursement Agent and Registrar

Computershare Shareowner Services LLC

P.O. Box #35835

Pittsburgh, Pennsylvania 15252

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1775 Eye Street N.W.

Washington, D.C. 20006

Directors

Charles W. Baldiswieler

Director, President, and Chief Executive Officer

Samuel P. Bell

Director

David S. DeVito

Director, Treasurer, and Principal Financial and Accounting Officer

John A. Gavin

Director

Patrick C. Haden

Chairman

Janet E. Kerr

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Andrew Tarica

Director

Officers

Michael E. Cahill

Senior Vice President, General Counsel, and Assistant Secretary Hilary G.D. Lord Senior Vice President, Chief Compliance Officer

Peter A. Brown

Senior Vice President

George N. Winn

Assistant Treasurer

TSIsrt9672

8/1/12

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	August 28, 2012

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	August 28, 2012

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